Intangible Assets (Details 1) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Summary of annual amortization expense
2013	$ 222,800	$ 222,800
2014	213,200	222,800
2015	61,800	173,800
2016	61,800	61,800
2017	$ 20,800	$ 20,800